Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Income Tax Disclosure [Abstract]
Effective income tax rate	9.70%	9.70%	8.70%	9.20%